Pension Benefits	12 Months Ended
Dec. 31, 2011
Pension Benefits
12.	Pension Benefits

Argo Group US sponsors a qualified defined benefit plan and non-qualified unfunded supplemental defined benefit plans, all of which were curtailed effective February 2004. The following tables set forth the change in plan assets and the change in projected benefit obligation, as of December 31 with respect to these plans. The assets and liabilities of the plans were measured as of December 31 of the respective years presented.

(in millions)	2011	2010
Change in plan assets
Fair value of plan assets at beginning of year	$21.5	$21.7
Actual return on plan assets	0.2	2.1
Employer contributions	0.2	0.2
Benefits paid	(2.2)	(2.5)

Fair value of plan assets at end of year	$19.7	$21.5

(in millions)	2011	2010
Change in projected benefit obligation
Projected benefit obligation at beginning of year	$22.3	$23.4
Interest cost	1.0	1.2
Actuarial loss	1.6	0.2
Settlements	(0.9)	(1.3)
Benefits paid	(1.3)	(1.2)

Projected benefit obligation at end of year	$22.7	$22.3

As of December 31, 2011, the qualified pension plan was underfunded by $0.8 million and the non-qualified pension plans were unfunded by $2.2 million. As of December 31, 2010, the qualified pension plan was overfunded with the plan’s assets exceeding the plan’s liabilities by $1.3 million; and the non-qualified pension plans were unfunded with postretirement liabilities of $2.1 million. Underfunded and unfunded amounts are included in “Other liabilities” and overfunded amounts are included in “Other assets” in the Consolidated Balance Sheets.

Assumptions used to determine benefit obligations at December 31 were as follows:

	2011	2010
Weighted average discount rate	4.50%	5.00%
Expected rate of increase in future compensation levels	n/a	n/a

Assumptions used to determine net periodic benefit cost for the years ended December 31:

	2011	2010	2009
Weighted average discount rate	4.98%	5.11%	6.00%
Expected return on plan assets	6.00%	5.44%	6.00%
Expected rate of increase in future compensation levels	n/a	n/a	n/a

In 2011 and 2010, the expected return on plan assets was ascertained using multiple factors that include market conditions, the duration of the fixed income portion of the portfolio, and the long-term return forecasts provided by several asset management companies. In 2009, the expected return on plan assets was ascertained using the Aa corporate bond rate, rounded to the nearest 25 basis points, which management believed conservatively approximated future earnings on current and expected investments.

Components of net periodic benefit cost for the years ended December 31 were as follows:

(in millions)	2011	2010	2009
Interest cost	$1.0	$1.2	$1.3
Expected return on plan assets	(1.2)	(1.1)	(1.2)
Settlement charge	0.2	0.4	0.0
Amortization of actuarial loss	0.2	0.2	0.2

Net periodic benefit cost	$0.2	$0.7	$0.3

We estimate that $0.3 million of unrecognized actuarial loss will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2012.

The projected benefit obligation for the non-qualified unfunded supplemental defined benefit plans, with accumulated benefit obligations in excess of plan assets, was $2.2 million and $2.1 million as of December 31, 2011 and 2010, respectively. The fair value of plan assets for these plans was zero for these same periods. The accumulated benefit obligation for all defined benefit plans is equal to the projected benefit obligation for each of the years presented.

Our investment policy for the qualified plan requires the investments be prudently selected and properly diversified so as to minimize the risk of large losses in accordance with applicable laws including the Employee Retirement Income Security Act of 1974. The overall investment strategy is to achieve a balance of long-term growth of capital and current income, taking into account the need for liquidity to pay benefits as they come due. Periodic shifts in the asset allocation may be made based on the assessment of current and prospective market conditions.

The investment policy for the qualified plan contains asset allocation guidelines with target allocations that remain effective until such time as the investment policy is revised. At December 31, 2011, the target allocations were 65% fixed income investments, highly liquid fixed income investments, and cash and 35% equity investments. The target asset allocation percentages were selected based on risk diversification needs, expected distribution patterns, and asset manager recommendations. The actual asset allocation as of December 31, 2011 was 75.7% fixed income investments, highly liquid fixed income investments and cash and 24.3% equity investments, of which 18.8% and 5.5% were allocated between U.S. and international equities, respectively. These allocations were in compliance with the investment policy that allows the investment manager based on its judgment and market conditions to deviate from the target allocations.

Following is a description of the valuation techniques used to measure the plan’s assets at fair value.

Mutual funds: Fair value is determined using observable, market-based inputs on the valuation date.

Fixed income: Fair value is determined based on inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Fair value is determined based on the asset values provided by the plan trustee. The pricing is obtained from third party pricing services, brokers, and/or investment managers. Various sources are monitored to provide consistent qualitative as well as quantitative valuation.

Common collective trust and money market mutual fund: We determine fair value based on the net asset values provided by the plan trustee recalculated daily.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while it is believed the valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The fair values of the plan assets at December 31, 2011 and 2010 by asset category are as follows:

		Fair Value Measurements
(in millions)		at Reporting Date Using
	December 31, 2011	Level 1 (a)	Level 2 (b)	Level 3 (c)
Equity Securities
Mutual Funds
Large cap U.S. equity	$2.5	$2.5	$0.0	$0.0
Small-mid cap U.S. equity	0.8	0.8	0.0	0.0
International equity	1.1	1.1	0.0	0.0
Real estate	0.4	0.4	0.0	0.0
Convertible bonds and equities	0.9	0.9	0.0	0.0
U.S. & global government & corporate fixed income	12.9	12.9	0.0	0.0
Fixed Income
Corporate bonds (1)	0.4	0.0	0.4	0.0
Asset Backed Securities (2)	0.3	0.0	0.3	0.0
Cash & short-term investments
Short-term investment fund (3)	0.3	0.0	0.3	0.0
Money Market Mutual Fund (4)	0.1	0.0	0.1	0.0

Total	$19.7	$18.6	$1.1	$0.0

(a)	Quote prices in active markets for identical assets
(b)	Significant other observable inputs
(c)	Significant unobservable inputs
(1)	Assets invested in two corporate bonds that mature in 2015 and 2020.
(2)	Assets invested in two asset backed securities. One will mature in 2013 and the other will mature in 2016.
(3)	Assets invested in one common collective trust composed of high-grade money market money instruments with short maturities.
(4)

Assets invested in a money market mutual fund primarily invested in a portfolio of short-term, high quality, fixed-income securities. The funds strategy is to invest in a portfolio of high-quality, dollar-denominated, fixed-income securities which are issued by banks, corporations, and the U.S. Government and that mature in 397 days or less. There are no restrictions on trading of the fund’s shares other than normal business days and hours.

		Fair Value Measurements
(in millions)		at Reporting Date Using
	December 31, 2010	Level 1 (a)	Level 2 (b)	Level 3 (c)
Equity Securities
Mutual Funds
Large cap U.S. equity	$3.5	$3.5	$0.0	$0.0
Small-mid cap U.S. equity	1.4	1.4	0.0	0.0
International equity	1.3	1.3	0.0	0.0
Real estate	0.4	0.4	0.0	0.0
Convertible bonds and equities	1.2	1.2	0.0	0.0
U.S. & global government & corporate fixed income	11.5	11.5	0.0	0.0
Fixed Income
Municipal bonds (1)	0.5	0.0	0.5	0.0
Corporate bonds (2)	0.9	0.0	0.9	0.0
Asset Backed Securities (3)	0.5	0.0	0.5	0.0
Cash & short-term investments
Short-term investment fund (4)	0.3	0.0	0.3	0.0

Total	$21.5	$19.3	$2.2	$0.0

(a)	Quote prices in active markets for identical assets
(b)	Significant other observable inputs
(c)	Significant unobservable inputs
(1)	Assets invested in two municipal bonds. Both bonds will mature in 2013.
(2)	Assets invested in four Corporate bonds that mature in 2011, 2015, 2018 and 2020.
(3)	Assets invested in three asset backed securities. Two will mature in 2013 and the other will mature in 2016.
(4)	Assets invested in one common collective trust composed of high-grade money market money instruments with short maturities.

Based on the current funding status of the pension plan, the effects of the curtailment, and expected changes in pension plan asset values and pension obligations, we do not believe any significant funding of the pension plan will be required during the year ending December 31, 2012.

We expect to make the following benefit payments:

Pension
(in millions)	Benefits
2012	$1.6
2013	1.9
2014	1.6
2015	1.7
2016	1.8
Years 2017 to 2021	7.9

Substantially all of our employees are either eligible or mandated by applicable laws to participate in employee savings plans. Under these plans a percentage of the employee’s pay may be or is mandated based on applicable laws to be contributed to various savings alternatives. The plans also call for Company contributions under several formulae. Charges to income related to our contributions were $5.6 million in 2011, $5.7 million in 2010 and $6.7 million in 2009.